RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
NOTE 22 – RELATED PARTY TRANSACTIONS

The Company's ultimate controlling party is Oaktree Capital Group, LLC, a limited liability company incorporated in the USA. The immediate controlling shareholder is Njord Luxco.

Shareholders' contribution and dividends paid are disclosed in the consolidated statement of changes in equity.

The remuneration of key management personnel, which consists of the Board of Directors and the Executive Director, is disclosed in Note 4.